Expense Example - Conductor Global Equity Value ETF - Conductor Global Equity Value ETF	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	$ 1,850